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                             NRM Investment Company
                           Rosemont Business Campus #1
                               919 Conestoga Road
                              Building 1, Suite 112
                                Rosemont PA 19010
                                  610-525-2230
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                                                                October 30, 2002

Securities Exchange Commission
Judiciary Plaza
450 5th Street NW
Washington, DC 20549

         Re:      24f-2 Notice for NRM Investment Company
                  Registration Statement Number 2-66073

Ladies and Gentlemen:

         In connection with the above captioned Registration Statement with respect to which the Corporation has filed a declaration authorized by paragraph
(a)(1) Rule 24 f-2, under the Investment Company Act of 1940 we are hereby filing a Rule 24 f-2 Notice to inform you of the following:
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             (i)    Fiscal year for which the Notice is filed:                            8/31/2002

             (ii)   The number of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24 f-2 but which remain unsold at the beginning of such fiscal year:
                                                                                                  0
             (iii)  The number of securities registered during such fiscal year
                    other than pursuant to Rule 24 f-2:                                           0

             (iv)   The number of securities sold during such fiscal year
                    (note 1) 1:
____________________                                                                      __________

1 Actual aggregate sale price for which such securities were sold during such fiscal year:
                                                                                              65.00

   Less difference of:

        (A)  Actual aggregate redemption or repurchase price of such securities
             redeemed or repurchased during such fiscal year:                              58,268.00

        (B)  Actual aggregate redemption or repurchase price of such redeemed or repurchased securities previously applied pursuant to section
             24(e)(1):                                                                             0

Actual aggregate sale price pursuant to Rule 24 f-2 (c):
                                                                                                   0

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October 30, 2001
Securities Exchange Commission
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             (v)    The number of securities sold during the fiscal year and
                    relies upon registration pursuant to Rule 24 f-2                     __________
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         We also enclose the opinion of counsel required by paragraph B1(v) of
Rule 24 f-2.

                                                Very truly yours,


                                                /s/ Edward Fackenthal
                                                ------------------------
                                                Assistant Secretary and Counsel

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Enclosures